Ordinary Shares (Details) - USD ($)							1 Months Ended	6 Months Ended	12 Months Ended
		Dec. 31, 2025		Oct. 20, 2025	Jan. 24, 2025	Jan. 10, 2025	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 16, 2026	Jun. 30, 2024	Jan. 03, 2024
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)												$ 1
Ordinary shares, shares authorized												50,000
Common stock, voting rights (in Dollars per share)									$ 20
Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001						$ 0.0001			$ 1
Ordinary shares, shares authorized												500,000,000
Minimum [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized												50,000
Share price (in Dollars per share)										$ 0.0001
Maximum [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized		500,000,000						500,000,000
Share price (in Dollars per share)										$ 0.0025
Common Class A [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, value (in Dollars)		$ 2,137	[1]					$ 2,137 [1]	$ 1,125 [1]		$ 1,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025						$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	[1]	16,000,000						16,000,000	16,000,000
Common stock, voting rights									a shareholders’ vote, holders shall be entitled to one vote per share on all matters subject to the vote at general meetings
Ordinary shares, shares issued	[1]	904,861						904,861	450,000
Ordinary shares, shares outstanding	[1]	854,917						854,917	450,000
Issuance of shares		22,621,530		1,000,000				9,122,919
Common Class A [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001						$ 0.0001
Ordinary shares, shares authorized		400,000,000						400,000,000				0.0001
Ordinary shares, shares issued		22,621,530						22,621,530	10,000,000
Ordinary shares, shares outstanding		21,372,919						21,372,919	10,000,000
Common Class A [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)												$ 0.0001
Ordinary shares, shares authorized												400,000,000
Common Class A [Member] | Excluding Pre-delivery Shares [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares		21,372,919
Common Class A [Member] | IPO [Member]
Ordinary Shares (Details) [Line Items]
Issued ordinary shares						1,250,000
Issued ordinary shares per share (in Dollars per share)						$ 4
Gross proceeds from initial public offering (in Dollars)						$ 5,000,000
Net proceeds from issuance initial public offering (in Dollars)						$ 1,695,539
Common Class B [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, value (in Dollars)	[1]	$ 58						$ 58	$ 58
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025						$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	[1]	4,000,000						4,000,000	4,000,000
Ordinary shares, shares issued	[1]	23,200						23,200	23,200
Ordinary shares, shares outstanding	[1]	23,200						23,200	23,200
Issuance of shares		580,000
Common Class B [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001						$ 0.0001
Ordinary shares, shares authorized		100,000,000						100,000,000
Ordinary shares, shares issued									10,000,000
Ordinary shares, shares outstanding
Common Class B [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)												$ 0.0001
Ordinary shares, shares authorized												100,000,000
Common Class B [Member] | Excluding Pre-delivery Shares [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares		580,000
Common Class B [Member] | Ms Jianping Niu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares					300,000
Common Class B [Member] | Mr Huabei Zhu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares					280,000
Common Class B [Member] | Ms. Jianping Niu and Mr. Huabei Zhu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares					580,000
Share price (in Dollars per share)					$ 0.0001
Class A Pre-delivery Shares [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares							1,248,611

[1]	After giving effect to the reverse stock split effected on March 16, 2026.